DISCLOSURE OF DETAILED TRADE AND OTHER RECEIVABLES EXPLANATORY (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Other Receivables
Other receivables	$ 19,130	$ 4,499
VAT receivable	82,617	17,799
Prepayments	711,209	21,072
Trade and other receivables	$ 812,956	$ 43,370